Other income/(expenses) (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Other income/(expenses)

	2021	2020	2019
Net loss on sale of property and equipment (a)	(52)	—	(1)
Net gain on sale of subsidiary (b)	25	—	—
Net loss on transfer of investment (c)	(734)	—	—
IPO expenses and IPO related bonuses (d)	(2,862)	(2,169)	—
Transaction costs (e)	(8,550)	129	67
Other	(333)	—	—

Other income/(expenses)	(12,506)	(2,040)	66

(a)	Loss on sale of property and equipment was recognized on retirement of right of use assets related to the lease of the London office, terminated in May 2021.
(b)	Gain on sale of subsidiary was recognized related to sale of Pátria Companhia Securitizadora de Créditos Imobiliários as disclosed under note 5 (p).
(c)
Net loss on transfer of investment fund, Patria Infra Energia Core FIP EM Infraestrutura from PILTDA to Patria Finance Ltd. The loss results mainly from the decrease in unit price between acquisition date and transfer date.

(d)
IPO expenses and IPO-related bonuses were recognized related to the Company’s Initial Public Offering which concluded on January 21, 2021. The amount was considered according to the costs allocated to the secondary offering and includes non-cash expenses of
 US$ 270.

(e)	Transaction costs relate to expenses incurred on acquisition of subsidiaries for business combination.